SEC Schedule, Article 12-09, Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantee obligations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 12,361	$ 12,112	$ 12,445
increase	135,942	106,587	96,383
Decrease	(135,584)	(106,338)	(96,716)
Balance at end of period	12,719	12,361	12,112
Provision for chargebacks, net
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	11,980	12,020	10,582
increase	121,762	103,196	85,451
Decrease	(121,650)	(103,236)	(84,013)
Balance at end of period	$ 12,092	$ 11,980	$ 12,020